Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Total sales	$ 47,390	$ 42,682
Core Products
Segment Reporting Information [Line Items]
Number of operating segments	37,603	36,216
Non-Core Products
Segment Reporting Information [Line Items]
Number of operating segments	9,787	6,466